INCOME TAXES	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 9. Income Taxes for years ended December 31, 2023 and 2022

The provision for income taxes consisted of the following:

	2023	2022
Current	$-	$-
Deferred	-	-
Total	$-	$-

	2023	2022
Income taxes at statutory rate	18.5%	19.0%
Change in valuation allowance	(18.5)%	(19.0)%
Other	-%	-%
Effective tax rate	-%	-%

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2023	2022
Deferred tax assets:
Receivable from related party	$1,020	$-
Inventory	6,766	-
Deferred Revenue	-	3,082
Lease Liability	126,336	202,209
Accrued Commission	18,745	31,544
Net Operating Loss	544,191	129,220
Total deferred tax assets	$697,058	$366,055

Deferred tax liabilities:
Prepaid commissions	$-	$(1,505)
Right-of-Use Assets	(123,371)	(200,996)
Total deferred tax liabilities	$(123,371)	$(202,501)

Deferred tax assets / (liabilities), net	$573,687	$163,554
Less valuation allowance	(573,687)	(163,554)
Deferred tax asset c/f	$-	$-

After consideration of all the evidence, both positive and negative, management has recognized a valuation allowance with respect to its net deferred tax assets as at December 31, 2023 and 2022 as it believes it is unlikely that such deferred tax assets will be realized against taxable income in future years.

NOTE 8 — INCOME TAXES

The Company’s deferred tax assets are as follows at November 30, 2023 and 2022:

	November 30, 2023	November 30, 2022
Deferred tax asset
Net operating loss	$-	$-
Startup/organizational costs	327,760	241,940
Total deferred tax asset	327,760	241,940
Valuation allowance	(327,760)	(241,940)
Deferred tax asset, net of allowance	$-	$-

The income tax provision (benefit) consists of the following for the year November 30, 2023 and November 30, 2022:

	November 30, 2023	November 30, 2022
Federal
Current	$422,230	$186,923
Deferred	-	-
State and Local
Current	-	-
Deferred	-	-
Income tax provision / (benefit)	$422,230	$186,923

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended November 30, 2023 and 2022, the change in the valuation allowance was $203,935 and $123,825, respectively.

A reconciliation of the statutory tax rate to the Company’s effective tax rates for the year ended November 30, 2023 and 2022:

	Year Ended November 30, 2023	Year Ended November 30, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	-	-
Other	1.48	-
Change in valuation allowance	21.00	41.21
Income tax provision (benefit)	43.48%	62.21%